Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Interest-Bearing Loans and Borrowings - Schedule (Table)

	December 31, 2021	December 31, 2020	Interest Rate	Maturity
Notes Payable	$4,927	$5,475	Six-month LIBOR	November 2, 2024 (1)
Seller’s credit for the construction of six liquid barges	2,676	1,901	Fixed rate of 8.5%	November 16, 2025 (2)
BBVA Facility	12,000	14,000	Six-month LIBOR plus 3.25%	March 31, 2022(3)
Term Bank loan	1,400	1,400	Three-month LIBOR plus 3.15%	May 18, 2025
Seller’s credit agreement for the acquisition of the 2020 Fleet	5,000	–	Fixed rate of 5.00%	March 22, 2024
Loan for Nazira	–	46	Fixed rate of 6.00%	August 10, 2021
Current portion of interest-bearing loans and borrowings	26,003	22,822
2025 Notes	500,000	500,000	Fixed rate of 10.75%	July 1, 2025
Notes Payable	7,536	12,367	Six-month LIBOR	November 2, 2024 (1)
Seller’s credit for the construction of six liquid barges	8,537	9,146	Fixed rate of 8.5%	November 16, 2025 (2)
BBVA Facility	–	8,000	Six-month LIBOR plus 3.25%	March 31, 2022(3)
Term Bank loan	6,300	7,700	Three-month LIBOR plus 3.15%	May 18, 2025
Seller’s credit agreement for the acquisition of the 2020 Fleet	10,000	–	Fixed rate of 5.00%	March 22, 2024
Non-current portion of interest-bearing loans and borrowings	532,373	537,213
Less: deferred finance costs	(16,026)	(19,444)
Total interest-bearing loans and borrowings, net	$542,350	$540,591

(1)       Includes 32 different drawdown events and maturity dates are scheduled on the 16th and last semi-annual installments after the completion of each Drawdown Event.

(2)       Includes six different drawdown events and maturity dates are scheduled on the 20th and last quarterly installments from the drawdown date of each individual barge based on the barge's delivery date.

(3)       Please refer to Note 26 for discussion on refinancing completed on March 23, 2022.

Interest-Bearing Loans and Borrowings - Schedule From Financing Activities (Table)

	2021	2020	2019
At January 1,	$540,591	$514,929	$530,187
Proceeds from Seller’s credit agreement for the construction of six liquid barges	2,246	–	–
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	15,000	–	–
Proceeds from 2025 Notes, net of deferred finance costs	–	479,023	–
Proceeds from long term debt, net of deferred finance costs	–	24,854	–
Repayment of 2022 Notes	–	(375,000)	–
Repayment of long-term debt and payment of principal	(13,525)	(105,551)	(13,403)
Repayment of notes payable	(5,261)	(4,466)	(4,304)
Accretion of Notes payable / unwinding of discount	(119)	(161)	(103)
Term bank loan additional deferred finance cost	(91)	–	–
Amortization of deferred finance cost	3,509	2,806	2,552
Loss on debt extinguishment	–	4,157	–
At December 31,	$542,350	$540,591	$514,929

Interest-Bearing Loans and Borrowings - Annual Loan Principal Payments (Table)
Year	Amount in thousands of U.S. dollars
2022	$82,062
2023	69,183
2024	66,218
2025	533,448
Total	$750,911